Financial investments, Restructuring agreement of Abengoa (Details) - mi	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Ten West Link [Member]
Restructuring Agreement [Abstract]
Percentage of interest acquired	12.50%
Length of transmission lines	114
Rioglass [Member]
Restructuring Agreement [Abstract]
Percentage of interest acquired		15.12%